                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03162

Active Assets Tax-Free Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2004

Date of reporting period: December 31, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets Tax-Free Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended December 31, 2003

MARKET CONDITIONS


The six months ended December 31, 2003, was a period of record low yields in the municipal money market. After its latest cut in the federal funds rate target on June 25, 2003, the Federal Reserve Open Market Committee (the "Fed") indicated that it intended to remain in an accommodative stance for a considerable period in an attempt to get the economy back onto a solid footing. The short end of the tax-free money market yield curve was largely flat through much of the year, though it inverted in the last quarter of the period as seasonal redemptions pushed yields for the shortest maturities higher. Yields on municipal money market paper were highly attractive relative to taxable instruments. Among one-year maturities the ratio of municipals to taxable yields exceeded 90 percent for much of the year and for overnight paper the ratio at times rose above 100 percent.

The accommodative monetary policy appeared to be having a positive effect as corporate profits and overall GDP growth began to show signs of life. As the year drew to a close, these improvements were reflected in better prospects for most municipalities, with tax receipts on the rise and the general trend toward widespread credit downgrades slowing. Many states worked to close budget gaps through a combination of increased fees and service cuts and one-time measures such as tobacco bond receipts and long-term refinancing. New York and California continued to lead the country in both issuance and deficits, with California experiencing downgrades in its general obligation bond ratings by both Standard & Poor's and Moody's.

Against this backdrop, the issuance of traditional notes rose considerably in 2003. Rising deficits led many issuers to turn to the capital markets for temporary borrowing to meet shortfalls in cash flow. Long-term bond issuance also rose as many states and local issuers moved to lock in low financing rates for capital expenditures and to refinance higher-cost debt. Overall municipal issuance for the calendar year 2003 exceeded the record levels of 2002, setting a new all-time high.

PERFORMANCE ANALYSIS


As of December 31, 2003, Active Assets Tax-Free Trust had net assets of more than $2,862 million. For the six-month period ended December 31, 2003, the Fund provided a total return of 0.24 percent. For the seven-day period ended December 31, 2003, the Fund provided an effective annualized yield of 0.65 percent and a current yield of 0.65 percent, while its 30-day moving average yield for December was 0.57 percent. Past performance is no guarantee of future results.

The general shape of the yield curve and the very low level of interest rates reduced incentives for extending the portfolio's maturity structure. As a result, Active Assets Tax-Free Trust spent the period with an emphasis on the short-to-intermediate maturity range within the municipal money market. This approach had the added benefit of positioning the Fund defensively against any potential increases in interest rates at the short end of the curve. The uncertain state of the economy also made us largely unwilling to introduce added interest-rate risk into the Fund's portfolio.

Our general caution was reflected in the Fund's composition. By the end of the period, the portfolio was comprised of 70 to 75 percent short-term variable rate paper, with the remainder in short-term tax-exempt commercial paper and fixed rate notes and bonds. As always, we remained highly selective in our security selection and thoroughly screened potential purchases to ensure that they met the Fund's credit criteria.

   PORTFOLIO COMPOSITION
   Variable Rate Municipal Obligations                 74.8%
   Commercial Paper                                    13.4
   Municipal Notes and Bonds                           11.8

   MATURITY SCHEDULE
     1-30 Days                                         74.6%
    31-60 Days                                          6.0
    61-90 Days                                          2.6
    91-120 Days                                         3.1
   121+ Days                                           13.7

Subject to change daily. All percentages are as a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

1) THE FUND INVESTS IN HIGH QUALITY SHORT-TERM DEBT OBLIGATIONS.

2) IN SELECTING INVESTMENTS, THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.*
----------------------------------------------------
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Short-Term Variable Rate Municipal Obligations (76.6%)
            Alabama
 $28,565    University of Alabama, Hospital Ser 2000.................   1.07%   01/08/04   $   28,565,000
            Arizona
  20,000    Arizona Board of Regents, Arizona State University Ser
              2003 B (Ambac).........................................   1.06    01/08/04       20,000,000
   2,400    Pinal County Industrial Development Authority, Newmont
              Mining Co Ser 1984.....................................   1.30    01/02/04        2,400,000
            California
   1,000    California Health Facilities Financing Authority,
              Adventist Health Systems 1998 Ser B (MBIA).............   1.27    01/02/04        1,000,000
   4,300    Golden Empire Schools Financing Authority, Kern High
              School District Ser 2001...............................   1.12    01/08/04        4,300,000
            Colorado
  15,000    Colorado Student Obligation Bond Authority, Ser 1989 A
              (Ambac) (AMT)..........................................   1.15    01/08/04       15,000,000
            Delaware
  14,000    Delaware Economic Development Authority, Delaware Clean
              Power Ser 1997 C (AMT).................................   1.31    01/08/04       14,000,000
            District of Columbia
  16,000    District of Columbia, George Washington University Ser
              1999 C (MBIA)..........................................   1.25    01/08/04       16,000,000
            Florida
  22,250    Dade County Industrial Development Authority, Dolphins
              Stadium Ser 1985 B & C.................................   1.12    01/08/04       22,250,000
   8,000    Jacksonville Economic Development Commission, Florida
              Proton Therapy Institute Ser 2003 A....................   1.23    07/01/04        8,000,000
   9,800    Jacksonville Electric Authority, Water & Sewer System
              2003 Ser B (XLCA)......................................   1.07    01/08/04        9,800,000
  44,150    Orlando-Orange County Expressway Authority,
              Ser 2003C3 (FSA) & 2003C4 (FSA)........................   1.20    01/08/04       44,150,000
  20,200    Orlando Utility Commission, Water & Electric Ser 2002
              A......................................................   1.10    01/08/04       20,200,000
  18,600    Tampa Bay Water, Utility System Ser 2002 (AMT)...........   1.35    01/08/04       18,600,000
  16,840    Volusia County Health Facilities Authority, Pooled
              Hospital Loan (FGIC)...................................   1.10    01/08/04       16,840,000
            Georgia
  21,000    Albany-Dougherty County Hospital Authority, Phoebe Putney
              Memorial Hospital Ser 1991 (Ambac).....................   1.25    01/08/04       21,000,000
  47,100    Atlanta, Water & Wastewater Ser 2001 B (FSA).............   1.22    01/08/04       47,100,000

4
                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
 $26,285    Burke County Development Authority, Oglethorpe Power Co
              Ser 1994 A (FGIC)......................................   1.15%   01/08/04   $   26,285,000
  13,600    Clayton County Hospital Authority, Southern Regional
              Medical Center Ser 1998 B..............................   1.20    01/08/04       13,600,000
  20,000    Metropolitan Atlanta Rapid Transit Authority, Ser 2000
              A......................................................   1.20    01/08/04       20,000,000
  45,215    Private Colleges & Universities Authority, Emory
              University 2000 Ser B & 2001 Ser B.....................   1.08    01/08/04       45,215,000
            Illinois
  15,000    Chicago, Ser 2002 B (FGIC)...............................   1.30    01/08/04       15,000,000
            Chicago Metropolitan Water Reclamation District,
  60,000      2002 Ser A.............................................   1.07    01/08/04       60,000,000
  24,000      2002 Ser E.............................................   1.15    01/08/04       24,000,000
  30,500    Cook County, Ser 2002 B..................................   1.28    01/08/04       30,500,000
   8,000    Illinois Development Finance Authority, Palos Community
              Hospital Ser 1998......................................   1.25    01/08/04        8,000,000
   4,800    Illinois Health Facilities Authority, Northwestern
              Memorial Hospital Ser 2002 A...........................   1.30    01/02/04        4,800,000
  19,900    Illinois Toll Highway Authority, Refg 1993 Ser B
              (MBIA).................................................   1.07    01/08/04       19,900,000
            Indiana
            Indiana Health Facilities Financing Authority,
  35,000      Ascension Health Ser 2001 A............................   0.98    07/02/04       35,000,000
  11,500      Clarian Health Obligated Group Ser 2003 H..............   1.10    01/08/04       11,500,000
            Kentucky
   3,345    Breckinridge County, Kentucky Association of Counties
              Leasing Trust 2002 Ser A...............................   1.30    01/02/04        3,345,000
  22,500    Kenton County Airport Board, Flight Safety International
              Inc Ser 2001 A (AMT)...................................   1.33    01/08/04       22,500,000
            Louisiana
   2,100    Louisiana Public Facilities Authority, Kenner Hotel Ltd
              Ser 1985...............................................   1.26    01/02/04        2,100,000
  12,100    New Orleans Aviation Board, Ser 1993 B (MBIA)............   1.12    01/08/04       12,100,000
            Massachusetts
  36,250    Massachusetts Bay Transportation Authority, Ser 2000.....   1.10    01/08/04       36,250,000
            Massachusetts Health & Educational Facilities Authority,
  20,000      Amherst College 2003 Ser H.............................   0.88    06/09/04       20,000,000
  20,000      Bentley College Ser K..................................   1.20    01/08/04       20,000,000
     440      Capital Asset Ser D (MBIA).............................   1.26    01/02/04          440,000
   1,500      Wellesley College Ser 1999 G...........................   1.22    01/02/04        1,500,000
  22,100    Massachusetts Water Resources Authority,
              Multi-Modal Sub 2001 Ser A (FGIC)......................   1.06    01/08/04       22,100,000

                                                                               5
                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Michigan
            Detroit,
 $20,000      Sewage Disposal System Second Lien Ser 2000 E (FGIC)...   1.05%   09/02/04   $   20,000,000
  49,855      Sewage Disposal System Senior Lien Ser 2001 C-1
              (FSA)..................................................   1.22    01/08/04       49,855,000
  25,000    Detroit, Water Supply System Refg Second Lien Ser 2001-C
              (FGIC).................................................   1.12    01/08/04       25,000,000
  29,665    Holt Public Schools, Ser 2002............................   1.20    01/08/04       29,665,000
  21,410    Michigan Housing Development Authority, Rental Housing
              2002 Ser B (MBIA)......................................   1.22    01/08/04       21,410,000
  11,000    Oakland University, Ser 2001 (FGIC)......................   1.25    01/08/04       11,000,000
            Minnesota
   7,000    Minneapolis, Guthrie Theater on the River Ser 2003 A.....   1.27    01/08/04        7,000,000
   6,500    University of Minnesota Regents, Ser 2001A...............   1.28    01/08/04        6,500,000
            Mississippi
            Perry County,
  12,900      Leaf River Forest Products Inc Ser 2002................   1.22    01/08/04       12,900,000
  35,000      Leaf River Forest Products Inc Ser 2003................   1.10    01/08/04       35,000,000
            Missouri
  25,000    Lee's Summit, Multifamily Housing Ser 2001 A.............   1.47    01/08/04       25,000,000
  38,600    Missouri Health & Educational Facilities Authority,
              Stowers Institute Ser 2002 (MBIA)......................   1.25    01/08/04       38,600,000
            Nebraska
  25,000    American Public Energy Agency, National Public Gas Agency
              2003 Ser A.............................................   1.06    01/08/04       25,000,000
            Nevada
            Clark County,
   9,000      Airport Sub Lien Ser 1999B-1 (AMT).....................   1.11    01/08/04        9,000,000
  30,000      Airport System Sub Lien Ser 2001C (FGIC)...............   1.06    01/08/04       30,000,000
            New Hampshire
  16,000    New Hampshire Health & Education Facilities Authority,
              Dartmouth College Ser 2002.............................   1.20    01/08/04       16,000,000
            New Jersey
  39,800    New Jersey Turnpike Authority, Ser 1991 D (FGIC).........   1.07    01/08/04       39,800,000
            New York
   1,400    Jay Street Development Corporation, Fiscal 2001 Ser
              A-3....................................................   1.08    01/08/04        1,400,000
  10,000    Long Island Power Authority, Electric System Ser 2 Subser
              2A.....................................................   1.10    01/08/04       10,000,000
     900    Nassau County Industrial Development Agency, 1999 Cold
              Spring Harbor Laboratory...............................   1.27    01/02/04          900,000
  42,800    Triborough Bridge & Tunnel Authority, Ser 2002 F.........   1.25    01/08/04       42,800,000

6
                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            North Carolina
 $10,800    Charlotte, Fiscal Year 2002 Ser C COPs...................   1.25%   01/08/04   $   10,800,000
  30,000    Charlotte-Mecklenburg Hospital Authority, Health Care
              System Ser 1996 C......................................   1.20    01/08/04       30,000,000
   2,900    Durham, Ser 1993A COPs...................................   1.13    01/08/04        2,900,000
  12,625    Mecklenburg County, Ser 2001 COPs........................   1.25    01/08/04       12,625,000
            North Carolina,
  13,700      Ser 2002 C.............................................   1.06    01/08/04       13,700,000
  15,000      Ser 2002 E.............................................   1.10    01/08/04       15,000,000
  15,000      Ser 2002 F.............................................   1.05    01/08/04       15,000,000
            North Carolina Medical Care Commission,
  25,000      Firsthealth of the Carolinas Ser 2002..................   1.10    01/08/04       25,000,000
  35,000      North Carolina Baptist Hospitals Ser 2000..............   1.13    01/08/04       35,000,000
            Ohio
  10,000    Cleveland, Airport System Ser 2001 C (FSA)...............   1.25    01/08/04       10,000,000
            Oklahoma
            Oklahoma Water Resources Board, State Loan Program
   8,985      Ser 1995...............................................   0.90    03/01/04        8,985,000
  12,620      Ser 1999...............................................   0.95    03/01/04       12,620,000
  26,420      Ser 2001...............................................   1.00    04/01/04       26,420,000
            Tulsa County Industrial Authority,
  10,000      Capital Improvement Ser 2003 A.........................   1.13    05/15/04       10,000,000
   5,000      Montereau in Warren Woods Ser 2002 A...................   1.30    01/02/04        5,000,000
            Oregon
   5,000    Clackamas County Hospital Facility Authority, Legacy
              Health System Ser 2003.................................   1.10    01/08/04        5,000,000
  45,000    Oregon, Veterans' Welfare Ser 73 G.......................   1.13    01/08/04       45,000,000
            Pennsylvania
            Pennsylvania Higher Education Assistance Agency,
  33,000      Student Loan 1988 Ser B (Ambac) (AMT)..................   1.13    01/08/04       33,000,000
  15,000      Student Loan 2001 Ser A (Ambac) (AMT)..................   1.34    01/08/04       15,000,000
   6,000    Pennsylvania Higher Educational Facilities Authority,
              Carnegie Mellon University Ser 1995 A..................   1.30    01/02/04        6,000,000
  25,000    Pennsylvania Turnpike Commission, 2002 Ser A-2...........   1.15    01/08/04       25,000,000
  14,800    Philadelphia, Water & Wastewater Ser 2003 (FSA)..........   1.09    01/08/04       14,800,000
  23,300    York General Authority, Harrisburg School District Subser
              1996B (Ambac)..........................................   1.25    01/08/04       23,300,000

                                                                               7
                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Rhode Island
 $33,620    Rhode Island Convention Center, Ser 2001.................   1.22%   01/08/04   $   33,620,000
   8,000    Rhode Island Health & Educational Building Corporation,
              Brown University 2003 Ser B............................   1.20    01/08/04        8,000,000
            South Carolina
  13,100    Florence County, McLeod Regional Medical Center Ser 1985
              A (FGIC)...............................................   1.10    01/08/04       13,100,000
  24,000    Greenwood County, Fuji Photo Film Inc Ser 2001...........   1.35    01/08/04       24,000,000
  21,000    Piedmont Municipal Power Agency,
              Electric Refg Ser 1997 A (MBIA)........................   1.20    01/08/04       21,000,000
            Tennessee
   6,500    Memphis, Airport Refg Ser 1995 B (AMT)...................   1.18    01/08/04        6,500,000
            Metropolitan Government of Nashville & Davidson County
              Health & Educational Facilities Board,
  10,000      Ensworth School Ser 2002...............................   1.15    01/08/04       10,000,000
  21,600      Vanderbilt University 2002 Ser B.......................   1.30    01/02/04       21,600,000
            Montgomery County Public Building Authority,
  49,825      Pooled Financing Ser 1997 & 1999.......................   1.25    01/08/04       49,825,000
  11,000      Pooled Financing Ser 2003..............................   1.30    01/02/04       11,000,000
            Texas
   1,400    Bell County Health Facilities Development Corporation,
              Scott & White Memorial Hospital Ser 2001-2 (MBIA)......   1.20    01/02/04        1,400,000
  26,100    Brownsville, Utilities System Sub Lien Ser 2001 B
              (MBIA).................................................   1.10    01/08/04       26,100,000
   5,440    Harris County Health Facilities Development Corporation,
              Methodist Hospital Ser 2002............................   1.30    01/02/04        5,440,000
  19,000    Harris County Industrial Development Corporation, Baytank
              Inc Ser 1998...........................................   1.15    01/08/04       19,000,000
  16,500    San Antonio, Water System Ser 2003 B (MBIA)..............   1.15    01/08/04       16,500,000
   9,300    Texas, Veterans' Housing Assistance Fund II Ser 2003 A
              (AMT)..................................................   1.11    01/08/04        9,300,000
  31,245    Texas Municipal Gas Corporation, Senior Lien Ser 1998
              (FSA)..................................................   1.15    01/08/04       31,245,000
  25,000    Texas Turnpike Authority, Central Texas Turnpike System
              Ser 2002 B (Ambac).....................................   1.06    01/08/04       25,000,000
            Utah
   9,500    Eagle Mountain, Gas & Electric Ser 2001..................   1.30    01/08/04        9,500,000
            Intermountain Power Agency,
  30,000      1985 Ser E (Ambac).....................................   1.05    06/01/04       30,000,000
  16,750      1985 Ser E (Ambac).....................................   0.92    03/15/04       16,750,000
  35,900      1985 Ser F (Ambac).....................................   0.90    03/15/04       35,900,000

8
                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Murray City,
 $ 9,400      IHC Health Services Inc Ser 2003 C.....................   1.30%   01/02/04   $    9,400,000
  19,000      IHC Health Services Inc Ser 2003 D.....................   1.33    01/02/04       19,000,000
   5,500    Weber County, IHC Health Services Inc Ser 2000C..........   1.30    01/02/04        5,500,000
            Virginia
  15,000    Chesapeake Hospital Authority, Chesapeake General
              Hospital Ser 2001A.....................................   1.15    01/08/04       15,000,000
            Loudoun County Industrial Development Authority,
  10,000      Howard Hughes Medical Institute Ser 2003 B.............   1.05    01/08/04       10,000,000
  44,100      Howard Hughes Medical Institute Ser 2003 F.............   1.06    01/08/04       44,100,000
            Washington
  15,000    Port of Seattle, 1997 Ser A (AMT)........................   1.33    01/08/04       15,000,000
  18,800    Washington State, Ser VR-96 A............................   1.06    01/08/04       18,800,000
            Wisconsin
   9,500    Brokaw, Wausau Paper Mills Co Ser 1995 (AMT).............   1.55    01/08/04        9,500,000
            Wyoming
   1,000    Uinta County, Chevron USA Inc Ser 1993...................   1.30    01/02/04        1,000,000
                                                                                           --------------
            Total Short-Term Variable Rate Municipal Obligations
              (Cost $2,192,400,000).....................................................    2,192,400,000
                                                                                           --------------

                                                                              YIELD TO
                                                                              MATURITY
                                                         COUPON   MATURITY   ON DATE OF
                                                          RATE      DATE      PURCHASE
                                                         ------   --------   ----------
            Tax-Exempt Commercial Paper (13.8%)
            Alabama
            Montgomery County Industrial Development
              Board,
  16,400      PECO Energy 1994 Ser A...................   0.98%   01/15/04      0.98%         16,400,000
  13,000      PECO Energy 1994 Ser A...................   1.05    02/23/04      1.05          13,000,000
            Colorado
   7,500    Regional Transportation District, Sub Lien
              Sales Tax Ser 2001 A.....................   1.05    02/10/04      1.05           7,500,000

                                                                               9
                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

                                                                              YIELD TO
PRINCIPAL                                                                     MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                 RATE      DATE      PURCHASE         VALUE
---------------------------------------------------------------------------------------------------------
            Florida
 $15,000    Hillsborough County, Ser 2002 A............   1.05%   05/20/04      1.05%     $   15,000,000
            Jacksonville Health Facilities Authority,
  17,445      St Luke's Hospital Association Ser 2001
              A........................................   1.03    02/24/04      1.03          17,445,000
  20,000      St Luke's Hospital Association Ser 2001
              A........................................   1.10    01/12/04      1.10          20,000,000
            Maryland
            Maryland Health & Higher Educational
              Facilities Authority,
  22,750      The Johns Hopkins Hospital Ser C.........   1.02    02/18/04      1.02          22,750,000
  15,000      The Johns Hopkins Hospital Ser C.........   1.05    02/11/04      1.05          15,000,000
            Massachusetts
  10,000    Massachusetts Port Authority, Ser 2003 A...   0.90    01/14/04      0.90          10,000,000
            Massachusetts Water Resources Authority,
  10,000      Ser 1999.................................   0.90    01/21/04      0.90          10,000,000
   8,500      Ser 1999.................................   1.05    02/23/04      1.05           8,500,000
            Minnesota
            Rochester, Mayo Foundation/Mayo Medical
              Center
   5,700      Ser 1992 A...............................   1.00    01/22/04      1.00           5,700,000
  15,000      Ser 1992 C...............................   1.05    02/24/04      1.05          15,000,000
  10,000      Ser 2000 C...............................   1.05    01/15/04      1.05          10,000,000
  15,000      Ser 2001 D...............................   0.95    01/21/04      0.95          15,000,000
            Nebraska
  10,000    Omaha Public Power District, Ser A.........   0.90    01/13/04      0.90          10,000,000
            South Carolina
  12,000    South Carolina Public Service Authority,
              Santee Cooper Ser 1998...................   0.90    01/14/04      0.90          12,000,000
            Tennessee
   9,000    Tennessee School Bond Authority, Higher
              Educational Facilities Ser 1997 A........   1.05    02/19/04      1.05           9,000,000
            Texas
  20,000    Dallas Area Rapid Transit, Senior Sub Lien
              Ser 2001.................................   1.07    01/29/04      1.07          20,000,000
            Houston,
  25,000      Water & Sewer Ser A......................   0.95    01/27/04      0.95          25,000,000
  25,000      Water & Sewer Ser A......................   0.95    01/28/04      0.95          25,000,000
  20,000      Water & Sewer Ser A......................   0.95    02/12/04      0.95          20,000,000
  10,000      Water & Sewer Ser A......................   1.00    02/11/04      1.00          10,000,000
  10,000      Water & Sewer Ser A......................   1.03    02/11/04      1.03          10,000,000

10
                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

                                                                              YIELD TO
PRINCIPAL                                                                     MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                 RATE      DATE      PURCHASE         VALUE
---------------------------------------------------------------------------------------------------------
 $13,000    San Antonio, Electric & Gas Ser 1995 A.....   1.00%   02/18/04      1.00%     $   13,000,000
  15,000    University of Texas System, Permanent
              University Fund Ser A....................   0.97    02/19/04      0.97          15,000,000
            Washington
  23,600    King County, Sewer Ser A...................   1.05    01/22/04      1.05          23,600,000
                                                                                          --------------
            Total Tax-Exempt Commercial Paper
              (Cost $393,895,000)......................................................      393,895,000
                                                                                          --------------
            Short-Term Municipal Notes & Bonds (12.0%)
            California
  22,500    California School Cash Reserve Program
              Authority, 2003 Pool Ser A (Ambac),
              dtd 07/03/03.............................   2.00    07/06/04      0.90          22,625,541
            Colorado
  38,000    Colorado, Education Loan Ser 2003 B TRANs,
              dtd 12/11/03.............................   2.00    08/09/04      0.90          38,179,065
            Illinois
  25,000    Illinois, Revenue Anticipation Certificates
              Ser 2003, dtd 05/22/03...................   2.00    04/15/04      0.96          25,073,804
            Indiana
  40,000    Indiana Bond Bank, Midyear Funding Notes
              Ser 2003 A, dtd 06/12/03.................   1.25    04/15/04      0.93          40,036,409
  15,000    Indianapolis Local Public Improvement Bond
              Bank, Ser 2003 F Notes, dtd 06/26/03.....   1.25    01/08/04      0.88          15,001,055
            Kentucky
  50,000    Kentucky Association of Counties Advance
              Revenue Program, Ser 2003 A COPs TRANs,
              dtd 07/01/03.............................   2.00    06/30/04      0.90          50,269,516
            Michigan
  22,500    Michigan Municipal Bond Authority, Ser 2003
              B-1, dtd 08/20/03........................   2.00    08/20/04      1.02          22,638,344
            New York
  17,500    Erie County, Ser 2003 A RANs (FGIC),
              dtd 06/24/03.............................   1.50    06/23/04      0.90          17,549,471
            Oregon
  22,000    Oregon, 2003 Ser A TANs, dtd 10/22/03......   2.25    11/15/04      1.07          22,223,856

                                                                              11
                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

                                                                              YIELD TO
PRINCIPAL                                                                     MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                 RATE      DATE      PURCHASE         VALUE
---------------------------------------------------------------------------------------------------------
            Texas
            Texas,
 $37,000      Ser 2003 TRANs, dtd 09/02/03.............   2.00%   08/31/04      1.12%     $   37,213,907
  18,000      Ser 2003 TRANs, dtd 09/02/03.............   2.00    08/31/04      1.15          18,100,458
  10,000      Ser 2003 TRANs, dtd 09/02/03.............   2.00    08/31/04      1.16          10,055,142
            Wisconsin
  25,000    Wisconsin, Operating Notes Ser 2003, dtd
              09/18/03.................................   2.25    06/15/04      1.12          25,127,256
                                                                                          --------------
            Total Short-Term Municipal Notes & Bonds
              (Cost $344,093,824)......................................................      344,093,824
                                                                                          --------------
           Total Investments
             (Cost $2,930,388,824) (a) (b)...................................   102.4%     2,930,388,824

           Liabilities in Excess of Other Assets.............................   (2.4)        (67,680,349)
                                                                                -----     --------------
           Net Assets........................................................   100.0%    $2,862,708,475
                                                                                =====     ==============

---------------------

    AMT      Alternative Minimum Tax.
   COPs      Certificates of Participation.
   RANs      Revenue Anticipation Notes.
   TANs      Tax Anticipation Notes.
   TRANs     Tax and Revenue Anticipation Notes.
     +       Rate shown is the rate in effect at December 31, 2003.
     *       Date on which the principal amount can be recovered through demand.
    (a)      Securities have been designated as collateral in an amount equal to $68,396,525 in connection with the purchase of
             delayed delivery securities.
    (b)      Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
   Ambac     Ambac Assurance Corporation.
   FGIC      Financial Guaranty Insurance Company.
    FSA      Financial Security Assurance Inc.
   MBIA      Municipal Bond Investors Assurance Corporation.
   XLCA      XL Capital Assurance Inc.

12
                       See Notes to Financial Statements

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $2,930,388,824).....................................  $2,930,388,824
Cash........................................................         980,123
Receivable for:
    Interest................................................       5,644,773
    Shares of beneficial interest sold......................         199,577
Prepaid expenses and other assets...........................          47,318
                                                              --------------
    Total Assets............................................   2,937,260,615
                                                              --------------
Liabilities:
Payable for:
    Investments purchased...................................      73,200,518
    Investment management fee...............................         981,842
    Distribution fee........................................         275,660
Accrued expenses............................................          94,120
                                                              --------------
    Total Liabilities.......................................      74,552,140
                                                              --------------
    Net Assets..............................................  $2,862,708,475
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................  $2,862,678,754
Accumulated undistributed net investment income.............          39,811
Accumulated net realized loss...............................         (10,090)
                                                              --------------
    Net Assets..............................................   2,862,708,475
                                                              ==============
Net Asset Value Per Share,
2,862,719,488 shares outstanding (unlimited shares
authorized of $.01 par value)...............................           $1.00
                                                              ==============

                                                                              13
                       See Notes to Financial Statements

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2003 (unaudited)


Net Investment Income:
Interest Income.............................................  $14,802,726
                                                              -----------
Expenses
Investment management fee...................................    5,556,750
Distribution fee............................................    1,569,285
Transfer agent fees and expenses............................      193,275
Custodian fees..............................................       63,885
Registration fees...........................................       46,177
Shareholder reports and notices.............................       37,372
Professional fees...........................................       24,177
Trustees' fees and expenses.................................       20,078
Other.......................................................       47,874
                                                              -----------
    Total Expenses..........................................    7,558,873

Less: expense offset........................................      (63,316)
                                                              -----------
    Net Expenses............................................    7,495,557
                                                              -----------
Net Investment Income.......................................  $ 7,307,169
                                                              ===========

14
                       See Notes to Financial Statements

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2003   JUNE 30, 2003
                                                              -----------------   --------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $    7,307,169     $   24,809,627

Dividends to shareholders from net investment income........       (7,308,886)       (24,808,438)

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................     (252,948,671)       169,007,069
                                                               --------------     --------------
    Net Increase (Decrease).................................     (252,950,388)       169,008,258
Net Assets:
Beginning of period.........................................    3,115,658,863      2,946,650,605
                                                               --------------     --------------
End of Period
(Including accumulated undistributed net investment income
of $39,811 and $41,528, respectively).......................   $2,862,708,475     $3,115,658,863
                                                               ==============     ==============

                                                                              15
                       See Notes to Financial Statements

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

$2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% to the portion of daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.249% to the portion of daily net assets exceeding $15 billion.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2003, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2003, aggregated $3,066,912,460 and $3,348,754,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $1,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended December 31, 2003, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,674. At December 31, 2003, the Fund had an accrued pension liability of $60,293 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2003   JUNE 30, 2003
                                                              -----------------   --------------
                                                                 (unaudited)

Shares sold.................................................    5,022,228,644      9,532,821,650
Shares issued in reinvestment of dividends..................        7,308,886         24,808,438
                                                               --------------     --------------
                                                                5,029,537,530      9,557,630,088
Shares redeemed.............................................   (5,282,486,201)    (9,388,623,019)
                                                               --------------     --------------
Net increase (decrease) in shares outstanding...............     (252,948,671)       169,007,069
                                                               ==============     ==============

6. Federal Income Tax Status

At June 30, 2003, the Fund had a net capital loss carryover of approximately $10,000 which will be available through June 30, 2009, to offset future capital gains to the extent provided by regulations.

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

Active Assets Tax-Free Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                FOR THE SIX                        FOR THE YEAR ENDED JUNE 30,
                                               MONTHS ENDED      ----------------------------------------------------------------
                                             DECEMBER 31, 2003     2003          2002          2001          2000          1999
                                             -----------------   --------      --------      --------      --------      --------
                                                (unaudited)

Selected Per Share Data:

Net asset value, beginning of period.......       $ 1.00         $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                  ------         -------       -------       -------       -------       -------

Net income from investment operations......        0.002           0.008         0.014         0.033         0.031         0.027

Less dividends from net investment
 income....................................       (0.002)         (0.008)       (0.014)       (0.033)       (0.031)       (0.027)
                                                  ------         -------       -------       -------       -------       -------

Net asset value, end of period.............       $ 1.00         $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                  ======         =======       =======       =======       =======       =======

Total Return...............................         0.24%(1)        0.81%         1.38%         3.34%         3.15%         2.73%

Ratios to Average Net Assets:
Expenses (before expense offset)...........         0.48%(2)        0.48%         0.48%(3)      0.48%         0.50%         0.52%

Net investment income......................         0.47%(2)        0.80%         1.38%         3.28%         3.11%         2.68%

Supplemental Data:
Net assets, end of period, in millions.....       $2,863          $3,116        $2,947        $3,075        $2,660        $2,290

---------------------

(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Active Assets
Tax-Free Trust

Semiannual Report
December 31, 2003

[MORGAN STANLEY LOGO]

13680B04-AP-2/04

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2004

                                       3